New Sponsors Acquisition	12 Months Ended
Dec. 31, 2010
New Sponsors Acquisition [Abstract]
New Sponsors Acquisition

Note 3    New Sponsors Acquisition

On February 4, 2008, Serafina completed its acquisition of 100% of the equity ownership of Intelsat Holdings for total cash consideration of approximately $5.0 billion, pursuant to the BC Share Purchase Agreement. The former shareholders of Intelsat Holdings (other than management) sold 100% of their equity interests in Intelsat Holdings. Upon closing, management contributed to Serafina Holdings the portion of their equity interests in Intelsat Holdings not purchased for cash by Serafina in exchange for equity interests in Serafina Holdings (which was renamed Intelsat Global, Ltd. on February 8, 2008).

In order to finance the New Sponsors Acquisition, Serafina borrowed $4.96 billion in aggregate principal amount of term loans under a $2.81 billion senior unsecured bridge loan credit agreement, dated as of February 4, 2008 (the "Senior Bridge Loan Credit Agreement") and a $2.15 billion senior unsecured payment-in-kind election bridge loan credit agreement, dated as of February 4, 2008 (the "PIK Election Bridge Loan Credit Agreement" and, together with the Senior Bridge Loan Credit Agreement, the "Bridge Loan Credit Agreements") (see Note 11—Long-Term Debt). Serafina Holdings was an entity formed by funds controlled by BC Partners Holdings Limited ("BC Partners") and certain other investors (collectively, the "BCEC Funds"). Subsequent to the execution of the BC Share Purchase Agreement, two investment funds controlled by Silver Lake Partners ("Silver Lake") and other equity investors joined the BCEC Funds as the equity sponsors of Serafina Holdings. The BCEC Funds, the Silver Lake funds and the other equity sponsors are referred to as the New Sponsors and the acquisition of Intelsat Holdings, our indirect parent, referred to as the New Sponsors Acquisition.

Immediately following the New Sponsors Acquisition, Intelsat Bermuda, our direct wholly-owned subsidiary, transferred certain of its assets (including all of its direct and indirect ownership interests in its subsidiaries) and certain of its liabilities and obligations to a newly formed direct wholly-owned subsidiary, Intelsat Jackson, pursuant to an assignment and assumption agreement (the "Intelsat Bermuda Transfer"). Following the Intelsat Bermuda Transfer, Intelsat Jackson became the owner of substantially all of Intelsat Bermuda's assets and the obligor with respect to substantially all of Intelsat Bermuda's liabilities and obligations, and Intelsat Bermuda no longer had any rights or obligations with respect to such assets and liabilities. Immediately after the consummation of the Intelsat Bermuda Transfer, Serafina assigned certain of its assets and liabilities to Intelsat Bermuda, including Serafina's rights and obligations under the Bridge Loan Credit Agreements and a Commitment Letter, dated as of June 19, 2007 among Serafina and certain banks related to the financing of the New Sponsors Acquisition, as amended by the Commitment Letter Amendment, dated as of February 7, 2008. In addition, our subsidiaries, Intelsat Sub Holdco and Intelsat Corp, entered into amendments to their existing credit agreements, and Intelsat Corp entered into a joinder agreement to its existing credit agreement, to facilitate the New Sponsors Acquisition. In connection with the New Sponsors Acquisition, on February 7, 2008, Intelsat Jackson redeemed, pursuant to their terms, all $260.0 million of its outstanding Floating Rate Senior Notes due 2013 and all $600.0 million of its outstanding Floating Rate Senior Notes due 2015, and on March 6, 2008, Intelsat, Ltd. redeemed, pursuant to their terms, all $400.0 million of its outstanding 5 1/4% Senior Notes due 2008. The New Sponsors Acquisition and the transactions described above are collectively referred to as the New Sponsors Acquisition Transactions.

Immediately upon the closing of the New Sponsors Acquisition, the Intelsat Bermuda and Intelsat Sub Holdco monitoring fee agreements with Apax Partners Worldwide LLP and Apax Partners, L.P., Apollo Management V, L.P., MDP Global Investors Limited, and Permira Advisers LLC (collectively, the "Former Sponsors") were terminated. Intelsat Bermuda entered into a new monitoring fee agreement (the "2008 MFA") with BC Partners and Silver Lake Management Company III, L.L.C. (together, the "2008 MFA parties"), pursuant to which the 2008 MFA parties provide certain monitoring, advisory and consulting services to Intelsat Bermuda.

The New Sponsors Acquisition was accounted for by Intelsat Holdings under the purchase method of accounting in accordance with FASB ASC Topic 805, Business Combinations. As a result, the purchase price was allocated to the assets acquired and liabilities assumed based on their estimated fair market values at the date of acquisition. In accordance with Topic 5J of the codified SEC Staff Accounting Bulletins, the purchase accounting adjustments have been "pushed down" and recorded in our consolidated financial statements, which resulted in a new basis of accounting for the "successor period" beginning after the consummation of the New Sponsors Acquisition. Determining fair values of the assets acquired and liabilities assumed required us to make significant estimates and assumptions. In order to develop estimates of fair values of the assets acquired and liabilities assumed, we considered the following generally accepted valuation approaches: the cost approach, the income approach and the market approach. Our estimates included assumptions about projected growth rates, cost of capital, effective tax rates, tax amortization periods, technology royalty rates and technology life cycles, the regulatory and legal environment, and industry and economic trends. While we believe that the estimates and assumptions underlying the valuation methodologies were reasonable, different assumptions could have resulted in different market values. The purchase price allocation was finalized during the period ended December 31, 2008.

In connection with the completion of the New Sponsors Acquisition Transactions, we recorded $313.1 million of transaction costs in our consolidated statements of operations during the predecessor period January 1, 2008 to January 31, 2008. These costs included $197.2 million of costs associated with the repurchase or cancellation of restricted shares and share-based compensation arrangements ("SCAs") of Intelsat Holdings, an advisory service fee of $60.0 million paid to the 2008 MFA parties, and $55.3 million in professional fees.